Accrued expenses and other current liabilities (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Accrued expenses and other current liabilities
Payroll payable	$ 379,015	$ 316,076
Interest payable	303,537	113,295
Accrued expenses	34,504	5,554
Accrued expenses and other current liabilities	$ 717,056	$ 434,925